Commitments and Contingencies (Details) ¥ in Millions, $ in Millions					12 Months Ended
	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
Commitments and Contingencies (Details) [Line Items]
Future minimum capital expenditure					$ 13.1
future minimum capital expenditure for next year					3.4
Commercial office space totaling (in Square Meters) | m²	2,749.3	2,749.3	2,749.3	2,749.3
Purchase price	$ 4.4	¥ 32	$ 4.4	¥ 32
Prepayment Amount					$ 2.2	¥ 16
Mr. Gang Lai [Member]
Commitments and Contingencies (Details) [Line Items]
Equity interests	5.00%	5.00%	5.00%	5.00%
Jiangxi Yueshang [Member]
Commitments and Contingencies (Details) [Line Items]
Prepayment Amount			$ 2.2	¥ 16